Related Party Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of transactions between related parties [line items]
Proceeds on sale of non-core business	$ 40	$ 0
Property, plant and equipment	4,883	4,702	$ 4,394
Noncore Property [Member] [Member]
Disclosure of transactions between related parties [line items]
Proceeds on sale of non-core business	45
Property, plant and equipment	4
Gain on sale of property	41
Director [Member]
Disclosure of transactions between related parties [line items]
Collection, installation and maintenance services	2	2
Purchases	12	12
Network fees	27	26
Accounts payable and accrued liabilities	4	4
Corus [Member]
Disclosure of transactions between related parties [line items]
Network fees	124	133
Accounts payable and accrued liabilities	11	13
Advertising fees	2	4
Programming fees	16	16
Administrative fees	4	2
Administrative, advertising and other services	5	5
Uplink of television signals	8	8
Internet services and lease of circuits	1	1
Burrard Landing Lot 2 Holding Partnership [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities		55
Leases as lessee	$ 10	$ 12